Parent company only condensed financial information - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating costs and expenses:
General and administrative expenses	¥ (516,671)	$ (73,883)	¥ (352,590)	¥ (451,470)
Income from operations	2,306,677	329,850	1,622,302	924,034
Interest income	72,167	10,320	48,415	29,569
Interest Expense	4,249	608	3,110	5,005
Gain from short-term investments	44,867	6,416	48,943	34,519
Other (expenses) income, net	(56,554)	(8,087)	2,465	(1,024)
Net income attributable to the Company	1,620,992	231,798	1,275,348	737,137
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes	(35,693)	(5,104)	(3,383)	15,634
Other comprehensive income (loss), net of income taxes	(35,693)	(5,104)	(3,383)	15,634
Comprehensive income attributable to the Company	1,585,299	226,694	1,271,965	752,771
Parent company
Operating costs and expenses:
General and administrative expenses	(25,369)	(3,628)	(23,511)	(36,572)
Income from operations	(25,369)	(3,628)	(23,511)	(36,572)
Interest income	35,222	5,037	8,334	7,937
Interest Expense	(2,000)	(286)
Gain from short-term investments				1,175
Other (expenses) income, net	(21,885)	(3,130)	11,563	(2,102)
Income in investment in subsidiaries	1,635,024	233,805	1,278,962	766,699
Net income attributable to the Company	1,620,992	231,798	1,275,348	737,137
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes	(35,693)	(5,104)	(3,383)	15,634
Other comprehensive income (loss), net of income taxes	(35,693)	(5,104)	(3,383)	15,634
Comprehensive income attributable to the Company	¥ 1,585,299	$ 226,694	¥ 1,271,965	¥ 752,771